NOTES AND LOANS PAYABLE (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of notes payable

	March 31, 2023	December 31, 2022
Notes and loans payable	$181,242	$155,598
Less current portion	(36,596)	(15,809)
Long-term portion	$144,646	$139,789

Schedule of Maturities of Long-term Debt

Amount
2024	$36,596
2025	4,988
2026	4,988
2027	4,988
2028	4,988
Thereafter	124,694
Total	$181,242